Schedule of Information Regarding Notional Amounts of Foreign Exchange Forward Contracts (Detail) (Foreign Exchange Contract, Not Designated as Hedging Instrument)
In Thousands, unless otherwise specified
	Sep. 29, 2012 USD ($)	Sep. 29, 2012 MXN	Dec. 31, 2011 USD ($)	Dec. 31, 2011 MXN	Dec. 31, 2010 USD ($)	Dec. 31, 2010 MXN
Derivatives, Fair Value [Line Items]
Foreign currency exchange contracts not designated as hedges	$ 12,874	186,230	$ 14,576	197,900	$ 9,428	116,910